Cash Equivalents and Marketable Securities - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Interest income	$ 1.0	$ 0.0	$ 1.9	$ 0.9	$ 2.2